Financial Assets Measured At Amortized Cost - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Financial assets measured at amortized cost	$ 940,020	$ 581,395
Commercial Paper Issued by Financial Institution
Disclosure Of Financial Assets [Line Items]
Financial assets measured at amortized cost	$ 30,000
Discounted bid yield percentage	0.50%
Financial assets measured at amortized cost maturity date	Jun. 01, 2022